SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Unrealized foreign exchange translation loss	$ (327,696)	$ (480,132)	$ (59,631)
Useful life of intangible assets	10 years
Lease liability	$ 2,703,129	3,657,296
IFRS 16 Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Lease liability		$ 1,374,800
Furniture and equipment [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of amortization annual rates	10.00%
Furniture and equipment [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of amortization annual rates	33.30%
Towers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	15.00%
Mexmaken [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	15.00%
Evolution Technology SA [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	35.00%